Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill activity	Goodwill includes the following activity during the years ended December 31, 2022 and 2021:

	Year Ended December 31,
(Amounts in millions)	2022	2021
Balance at beginning of period	$677	$679
Goodwill acquired	10	—
Effect of foreign currency exchange rate changes	(2)	(2)
Balance at end of period	$685	$677